Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Beginning Balance	R$ 53,061	R$ 7,519	R$ 66,925
Translation of foreign subsidiaries, net of IRPJ and CSLL	12,796	45,542	(59,406)
Ending Balance	R$ 65,857	R$ 53,061	R$ 7,519